PROPERTY AND EQUIPMENT (Detail 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 119,627	$ 227,756	$ 474,535	$ 611,442	$ 840,741	$ 697,102
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	97,660	183,285	388,021	488,117	674,674	536,294
Selling, general and administrative
Property, Plant and Equipment [Line Items]
Depreciation	$ 21,967	$ 44,471	$ 86,514	$ 123,325	$ 166,067	$ 160,808